Revenues by Segment	12 Months Ended
Dec. 31, 2024
Revenues by Segment [Abstract]
REVENUES BY SEGMENT

NOTE 16 — REVENUES BY SEGMENT

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280 as follow:

•        Sale of crude oil

•        Sale of oil-based products

Information regarding the results of each reportable segment is included below. Performance is measured based on segment revenue and gross profit/(loss), as included in the internal management reports that are reviewed by the Company’s CODM. Both segment revenue and gross profit/(loss) are used to measure performance as management believes that such information is the most relevant in evaluating the level of activities and results of these segments.

The following tables present summary information by product type for the financial years ended December 31, 2023 and 2024, respectively:

	Financial Year ended December 31, 2023
	Sale of Crude Oil	Sale of Oil-Based Product
	US$’000	US$’000
Revenue	252,070	37,096
Gross Profit	3,599	530
	Financial Year ended December 31, 2024
	Sale of Crude Oil	Sale of Oil-Based Product
	US$’000	US$’000
Revenue	169,472	145,444
Gross (Loss)/Profit	(13,613)	17,911

In the following table, revenue is disaggregated by the timing of revenue recognition.

	Financial Year ended December 31, 2023
	Sales of Crude Oil	Sales of Oil-Based Product
	US$’000	US$’000
Timing of revenue recognition:
Point in time	252,070	37,096
	Financial Year ended December 31, 2024
	Sales of Crude Oil	Sales of Oil-Based Product
	US$’000	US$’000
Timing of revenue recognition:
Point in time	169,472	145,444